Equity - Narrative (Details)											1 Months Ended			8 Months Ended		12 Months Ended
	Oct. 05, 2017 $ / shares	Aug. 09, 2017 $ / shares	May 11, 2017 $ / shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 EUR (€) shares	Feb. 06, 2015 USD ($) shares	Jan. 30, 2015 security	Jan. 28, 2015 USD ($) $ / shares shares	Dec. 16, 2013 EUR (€)	Aug. 31, 2017 $ / shares	Aug. 31, 2016 $ / shares	Mar. 31, 2016 shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2017 € / $	Dec. 31, 2017 £ / $	Dec. 31, 2016 shares	Dec. 31, 2016 € / $	Dec. 31, 2016 £ / $	Dec. 31, 2015 shares	Dec. 31, 2015 € / $	Dec. 31, 2015 £ / $	Jan. 20, 2015 shares	Jan. 19, 2015 € / $ $ / shares	Dec. 31, 2014 shares
Disclosure of classes of share capital [line items]
Closing foreign exchange rate																					1.1993	1.3517		1.0541	1.2312		1.0887	1.4833
Number of shares outstanding (in shares)																				158,166,534			158,166,534			158,742,282					129,300,666
Authorised shares not yet issued, amount | $															$ 150,000,000		$ 150,000,000	$ 150,000,000	$ 150,000,000
Number of shares authorised (in shares)																				138,005,652			138,005,652			138,005,652
Number of outstanding perpetual convertible preferred equity securities | security								30
Conversion perpetual convertible preferred equity | $							$ 75,000,000
Purchase of treasury shares (in shares)																		(692,415)
Number of options exercised (in shares)													166,667				0	116,667
Treasury shares sold | $																		$ 731,000	8,263,000
Proceeds from issuance of treasury shares | $																	$ 0	$ (6,157,000)	8,263,000
Dividend payables (in dollars per share) | $ / shares	$ 0.06	$ 0.06	$ 0.77								$ 0.06	$ 0.55			$ 0.22
Dividends paid, ordinary shares | $																	$ 44,100,000
Number of options granted (in shares)						236,590											0	0
Exercise price, share options granted (in dollars per share) | €						€ 10.0475				€ 5.7705
Expense from share-based payment transactions with employees | $																	$ 313,000	$ 406,000	$ 1,637,000
Restricted stock units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries																			60.00%
Equity instruments granted (in shares)						65,433
Stock Option
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries																			40.00%
Vesting period																			3 years
Share based payment award expiration period						13 years
IPO | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)									18,699,000																				13,550,000
Share price (in dollars per share) | $ / shares									$ 12.25																					$ 12.94
Closing foreign exchange rate | € / $																														0.8604
Proceeds from sale of stock | $									$ 229,062,750
Payments for debt issue costs | $									$ 19,400,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)																				159,208,949			159,208,949			159,208,949					131,050,666
Shares issued in conversion of convertible equity security (in shares)																	0	0	9,459,283
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)																				1,042,415			1,042,415			466,667					1,750,000
Purchase of treasury shares (in shares)																		692,415
Treasury shares sold | $																		$ 3,070,000	$ 33,779,000
Retained earnings
Disclosure of classes of share capital [line items]
Treasury shares sold | $																		$ (2,339,000)	$ (25,516,000)
Long term incentive plan 2015
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees | $																	$ 300,000
Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries																	33.30%
Equity instruments granted (in shares)					54,616
Expense from share-based payment transactions with employees | $																	$ 400,000
Long Term Incentive Plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares)				66,449
Expense from share-based payment transactions with employees | $																	$ 300,000
Perpetual Convertible Preferred
Disclosure of classes of share capital [line items]
Shares issued in conversion of convertible equity security (in shares)							9,459,283
Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Dividend payables (in dollars per share) | $ / shares														$ 0.06		$ 0.12
Tranche 1 | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries																		33.33%
Tranche 1 | Long Term Incentive Plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries																	33.33%
Tranche 2 | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries																		33.33%
Tranche 2 | Long Term Incentive Plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries																	33.33%
Tranche 3 | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries																		33.33%
Tranche 3 | Long Term Incentive Plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Percentage of stock obtained by beneficiaries																	33.33%